Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [abstract]
Schedule of Other Assets

	December 31,	December 31,
	2020	2019
		(Restated note 4 (t)ii)
Ore stockpiles	$9,715	$2,355
Value added tax recoverable - San Jose	3,386	2,036
Income tax recoverable (note 33(d))	1,199	1,310
Other assets	910	867
Value added tax recoverable - Lindero	-	34,176
Other assets	$15,210	$40,744